Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (Parenthenticals) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2007	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Statement of Stockholders' Equity [Abstract]
Common stock issued for cash, per share $3		$ 3
Common tsock issued for cash, per share $2		$ 2
Common stock issued for services		$ 5.50
Common stock issued for cash, Per Share	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Common stock issued for services to founder, Per Shares	(0.1000)
Conversion Of Convertible Note To Shares Of Stock		$ 50,000
Common stock shares issued for conversion of convertible note		500,000
Common stock shares issued in exchange for intellectual property		3,010,000
Common stock issued for cash less stock offering cost, per share		2
Warrants issued in exchnage for intellectual property		1,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		0
Stock Issued During Period, Shares, Purchase of Assets		0